Share-Based Compensation - Incentive Plan (Details) - 2020 Omnibus Equity Incentive Plan - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted			0
Share-based compensation expense related to profit interests	$ 11,576	$ 13,490
Restricted stock unit ("RSU")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value granted	57,800
Unrecognized stock-based compensation expense	$ 46,200
Weighted-average vesting period expected to be recognized	3 years 8 months 27 days
Restricted stock unit ("RSU") | RSILP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to profit interests		$ 13,500
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved under the Plan			13,400,000